Statutory Reserves (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Statutory Reserves (Details) [Line Items]
Least statutory reserve	10.00%
Statutory reserve
PRC [Member]
Statutory Reserves (Details) [Line Items]
Statutory reserve requirement	50.00%